Contract liabilities	12 Months Ended
Dec. 31, 2025
Contract liabilities
Contract liabilities

19.Contract liabilities

	As of
	January 1,	As of December 31,
	2024	2024	2025
Advertisement placement service fees	—	—	8,371
Digital assets service fees	—	—	204
	—	—	8,575

Contract liabilities mainly represents contract liabilities in relation to the service fees prepaid by customers for advertisement placement and digital assets services, for which the related services had not been rendered as at December 31, 2025.

Contract liabilities increased significantly as a result of the completion of the merger transaction. See Note 5.1 to the consolidated financial statements for details. Among the balance merged from iClick group, US$151 was recognized as revenue during the year ended December 31, 2025 that was capitalised from prior periods.

Management expects that the transaction price allocated to the remaining performance obligation (unsatisfied or partially unsatisfied) as of December 31, 2025 of US$10,164 (2024: US$nil) will be recognized as revenue within the next twelve months.